Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve for the period as a component of accumulated other comprehensive income is as follows:

	March 31, 2024	March 31, 2023

Opening balance	$-	$24.7

Income arising on changes in fair value of cash flow hedges, net of tax expense of nil and $7.8 million , respectively	-	(34.0)

Loss reclassified to net income	-	9.3

Income on cash flow hedges, recognized in Cash Flow Hedge Reserve in Other Comprehensive Income	-	(24.7)

Ending balance	$-	$-